RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21.          RELATED PARTY TRANSACTIONS

The Company entered into indemnification agreements with certain directors. These agreements require the Company to indemnify such individuals, to the fullest extent permitted by law, for certain liabilities to which they may become subject as a result of their affiliation with the Company.